PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 70.1%
	EQUITY FUNDS - 60.3%
18,142	iShares Core S&P 500 ETF	$ 6,096,801
112,012	ProShares UltraPro S&P 500	6,262,590
		12,359,391
	FIXED INCOME - 9.8%
39,586	Invesco Ultra Short Duration ETF	1,999,885

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,399,641)	14,359,276

	MUTUAL FUNDS - 20.5%
44,653	Rydex Series Trust - Nova Fund Investor Class * (Cost - $4,000,000)	4,215,673

	TOTAL INVESTMENTS - 90.6% (Cost - $18,399,641)	$ 18,574,949
	OTHER ASSETS LESS LIABILITIES - NET - 9.4%	1,916,418
	NET ASSETS - 100.0%	$ 20,491,367

* Non-income producing security.
ETF - Exchange Traded Fund

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Fair Value
	COMMON STOCK - 21.4%
	BEVERAGES- 2.5%
1,853	Coca-Cola Co.	$ 91,483
3,233	Keurig Dr Pepper, Inc.	89,231
674	PepsiCo., Inc.	93,416
		274,130
	BIOTECH & PHARMA - 2.5%
601	Eli Lilly and Company	88,960
618	Johnson & Johnson	92,008
2,495	Pfizer, Inc.	91,566
		272,534
	COMMERCIAL SUPPORT SERVICES - 1.6%
955	Republic Services, Inc.	89,149
791	Waste Management, Inc.	89,517
		178,666
	DIVERSIFIED INDUSTRIALS - 0.8%
560	3M Co.	89,701

	ELECTRIC UTILITIES - 3.3%
1,755	Alliant Energy Corporation	90,646
1,098	Duke Energy Corporation	97,239
1,854	NorthWestern Corporation	90,179
1,685	Southern Company	91,360
		369,424
	FOOD - 3.3%
1,847	Hormel Foods Corp.	90,300
1,427	Kellogg Co.	92,170
472	McCormick & Co., Inc.	91,615
1,606	Mondelez International, Inc.	92,265
		366,350
	HEALTH CARE FACILITIES & SERVICES - 0.8%
1,889	Cardinal Health, Inc.	88,689

	HOUSEHOLD PRODUCTS - 2.5%
426	Clorox Co.	89,532
615	Kimberly-Clark Corp.	90,811
662	Procter & Gamble Company	92,011
		272,354
	LEISURE FACILITIES & SERVICES - 1.6%
411	McDonald's Corp.	90,210
1,064	Starbucks Corp.	91,419
		181,629
	TELECOMMUNICATIONS - 1.7%
3,213	AT&T, Inc.	91,603
1,522	Verizon Communications, Inc.	90,544
		182,147

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares		Fair Value
	WHOLESALE - CONSUMER STAPLES - 0.8%
1,448	Sysco Corporation	$ 90,095

	TOTAL COMMON STOCK (Cost - $2,316,619)	2,365,719

	EXCHANGE TRADED FUNDS - 72.3%
	EQUITY FUNDS - 15.0%
81,491	ProShares Short S&P 500	1,655,897

	FIXED INCOME FUNDS - 57.3%
21,948	Invesco Ultra Short Duration ETF	1,108,813
9,185	iShares 7-10 Year Treasury Bond ETF	1,118,917
10,153	iShares 20+ Year Treasury Bond ETF	1,657,579
11,088	ProShares Short High Yield	220,983
24,363	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	2,229,702
		6,335,994

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,013,933)	7,991,891

	MUTUAL FUNDS - 4.8%
32,014	Eaton Vance Floating-Rate Fund - Institutional Class	271,795
39,525	Ivy High Income Fund - Class I	262,447
	TOTAL MUTUAL FUNDS (Cost - $566,000)	534,242

	TOTAL INVESTMENTS - 98.5% (Cost - $10,896,552)	$ 10,891,852
	OTHER ASSETS LESS LIABILITIES - NET - 1.5%	166,908
	NET ASSETS - 100.0%	$ 11,058,760

ETF - Exchange Traded Fund

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist a third party consultant such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Funds' investments measured at fair value:

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,359,276	$ -	$ -	$ 14,359,276
Mutual Funds	4,215,673	-	-	4,215,673
Total	$ 18,574,949	$ -	$ -	$ 18,574,949

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,365,719	$ -	$ -	$ 2,365,719
Exchange Traded Funds	7,991,891	-	-	7,991,891
Mutual Funds	534,242	-	-	534,242
Total	$ 10,891,852	$ -	$ -	$ 10,891,852

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classification.
PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At September 30, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
PSI Strategic Growth	$ 19,853,684	$ 220,680	$ (1,499,415)	$ (1,278,735)
PSI Tactical Growth	11,311,948	118,126	(538,222)	(420,096)